UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                                --------------------------
Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GMB Capital Management, L.L.C.
         ----------------------------------------
Address: 225 Franklin Street, 26th Floor
         ----------------------------------------
         Boston, MA 02110
         ----------------------------------------

Form 13F File Number:
                      ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gabriel R. Bitran
       -----------------------------------
Title: Managing Member
       -----------------------------------
Phone: (617) 517-4010
       -----------------------------------

Signature, Place, and Date of Signing:

 /s/ Gabriel R. Bitran            Boston, MA           February 18, 2010
-------------------------       --------------       --------------------
      [Signature]                [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                          -------------------
Form 13F Information Table Entry Total:      19
                                          -------------------
Form 13F Information Table Value Total:      132,234
                                          -------------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

GMB CAPITAL MANAGEMENT, LLC
13F FILING REPORT
12/31/2009

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           COLUMN 1                COLUMN 2       COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8
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                                    TITLE                       VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
       NAME OF ISSUER              OF CLASS         CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  -----------------
                                                                                                                   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------

     UNIT BEN INT 73935S 10 5   8392.924          334,065     SH                        SOLE               N/A              334,065
   MSCI EMERG MKT 464287 23 4  40875.321          962,161     SH                        SOLE               N/A              962,161
     MSCI EAF IDX 464287 46 5   4130.846           73,167     SH                        SOLE               N/A               73,167
   MSCI PAC J IDX 464286 66 5   4231.124           99,558     SH                        SOLE               N/A               99,558
   MSCI CDA INDEX 464286 50 9   8095.193          301,954     SH                        SOLE               N/A              301,954
   MSCI HONG KONG 464286 87 1   4174.104          261,128     SH                        SOLE               N/A              261,128
      MSCI TAIWAN 464286 73 1   4175.017          321,898     SH                        SOLE               N/A              321,898
  MSCI MEX INVEST 464286 82 2   4084.478           80,721     SH                        SOLE               N/A               80,721
     MSCI S KOREA 464286 77 2   4216.931           86,009     SH                        SOLE               N/A               86,009
      MSCI BRAZIL 464286 40 0   4227.088           55,108     SH                        SOLE               N/A               55,108
   AUSTRALIAN DLR 23129U 10 1   1296.843           14,268     SH                        SOLE               N/A               14,268
         GOLD SHS 78463V 10 7   4103.884           37,536     SH                        SOLE               N/A               37,536
   IPMS INDIA ETN 06739F 29 1   4182.947           63,541     SH                        SOLE               N/A               63,541
     RUSSELL 2000 464287 65 5   4087.415           64,176     SH                        SOLE               N/A               64,176
  BARCLYS YLD ETF 78464A 41 7   4052.571          103,318     SH                        SOLE               N/A              103,318
   BARCLYS 1-3 YR 464287 45 7   1057.242           12,744     SH                        SOLE               N/A               12,744
  BARCLYS TIPS BD 464287 17 6    605.731            5,823     SH                        SOLE               N/A                5,823
      EMR MKT ETF 922042 85 8  22131.698          525,230     SH                        SOLE               N/A              525,230
   SBI INT-ENERGY 81369Y 50 6   4112.804           70,338     SH                        SOLE               N/A               70,338